Other financial instruments	12 Months Ended
Dec. 31, 2024
Other Financial Instruments
Other financial instruments

16	Other financial instruments

Accounting policy

Derivatives are initially recognized at fair value as at the date on which a derivative contract is entered into and are subsequently measured at fair value. Derivatives are only used for risk mitigation purposes and not as speculative investments. When derivatives do not meet the hedge accounting criteria, they are classified as held for trading and accounted for at fair value through profit or loss.

For derivatives that meet the hedge accounting criteria, the Company documents at the inception of the hedging transaction the relationship between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking the hedge transactions. The Company also documents its assessment, both at hedge inception and on an ongoing basis, whether the derivatives that are used in hedging transactions and accounted for as hedge accounting were, and will continue to be, highly effective in offsetting changes in the fair value or cash flow of hedged items.

(i)	Derivative financial instruments designated as cash flow hedge

Derivatives that are designated for hedge accounting recognition are qualified as cash flow hedges when they are related to a highly probable forecasted transaction. The effective portion of the changes in fair value is recognized in shareholders’ equity in Accumulated other comprehensive income and is subsequently reclassified to the income statement in the same period when the hedged expected cash flows affect the income statement.

The reclassification adjustment is recognized in the same income statement line item affected by the highly probable forecasted transaction, while gains or losses related to the non-effective portion are immediately recognized as “Other income and expenses, net”.

When a hedging instrument expires, is sold or no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in shareholders’ equity at that time remains in shareholders’ equity and is recognized when the forecast transaction is ultimately recognized in the income statement. When a forecasted transaction is no longer expected to occur, the cumulative gain or loss that was previously accounted in shareholders’ equity is immediately transferred to the income statement within “Other income and expenses, net”.

Currently, the Company classifies as cash flow hedge only some strategies related to mismatches of quotational periods.

(ii)	Derivative financial instruments designated as fair value hedge

Derivatives that are designated for hedge accounting recognition are qualified as fair value hedges when they are related to assets or liabilities already recognized in the consolidated balance sheet.

Changes in the fair values of derivatives that are designated and qualify as fair value hedges and changes in the fair value of the hedged item are recorded in the income statement in the same period.

Currently, the Company does not have any derivatives designated as fair value hedge.

(iii)	Derivatives financial instruments not designated as hedge accounting

Changes in the fair value of derivative financial instruments not designated as hedge accounting are recognized in the income statement in the line affected by the related transaction.

(iv)	Energy forward contracts

The Company through its energy subsidiaries is an energy self-producer and authorized to sell energy both in the free and regulated markets as Energy Traders. A portion of these transactions involve contracts for delivery of energy for internal use to meet production demands and are not therefore classified as financial instruments.

Another portion of these transactions consists of sales of energy not used in production process. These transactions take place in an active market and meet the definition of financial instruments, because they are settled in energy and readily convertible into cash. Such contracts are recorded as derivatives and are recognized in the Company's balance sheet at fair value on the date the derivative is entered and subsequently revalued at their fair values at the reporting date. The fair value recognition and realization of these financial instruments are recorded under “Other income and expenses, net”.

The fair values of these derivatives are estimated partly based on price quotes in active markets, as long as such market data exists, and partly through the use of valuation techniques, which consider: (i) prices established in the purchase and sale operations; (ii) the risk margin on the supply; and (iii) the projected market price during the period of availability. Whenever the fair value upon initial recognition for these contracts differs from the transaction price, a loss or gain on the fair value is recognized in the profit or loss for the year. The transactions carried out by the company Pollarix S.A. in the Free Contracting Environment (“ACL”) resulted in a gain from the sale of surplus energy, which was recognized at its fair value on the transaction date.

(v)	Offtake agreement

On January 25, 2022, the Company signed an offtake agreement with an international offtaker (the “Offtaker”) a subsidiary of a BBB rated company, in which it agreed to sell 100% of the copper concentrate to be produced by Aripuanã for a 5-year period up to a total of 30,810 tons, at the lower of current spot market prices or a price cap. in July 2023, the contract was amended, including provisions for additional deliveries and time extension until Nexa fulfills the delivery of the originally agreed-upon volumes. The transaction price is the lower of current market prices or a price cap, from the most updated schedule of copper concentrates deliveries. The Company began deliveries of copper concentrates in June 2023.

The offtake agreement resulted from negotiations with the Offtaker to sell the copper concentrate in lieu of paying future royalties related to the previous acquisition of the Aripuanã project mining rights from the Offtaker. The amount of USD 46,100, representing the fair value of the agreement at its inception date, was recognized as an intangible asset and is being amortized over the life of the mine according to the Units of Production (“UoP”) method.

Additionally, the Company opted to voluntarily and irrevocably designate the entire offtake agreement at fair value through profit and loss within the scope of IFRS 9, rather than separate the value of the embedded derivative associated with the price cap, recognizing a non-cash accumulated loss of USD 3,347 as of December 31, 2024 (gain as of December 31, 2023: USD 2,268), as disclosed in Note 9.

(a)	Composition

	Derivatives financial instruments	Offtake agreement measured at FVTPL	Energy forward contracts at FVTPL (i)	2024
Current assets	5,279	-	-	5,279
Non-current assets	3	-	-	3
Current liabilities	(3,600)	(2,352)	(2,571)	(8,523)
Non-current liabilities	(198)	(17,314)	(11,099)	(28,611)
Other financial instruments, net	1,484	(19,666)	(13,670)	(31,852)

	Derivatives financial instruments	Offtake agreement measured at FVTPL	Energy forward contracts at FVTPL	2023
Current assets	7,801	-	-	7,801
Non-current assets	92	-	-	92
Current liabilities	(10,343)	(2,091)	(6,643)	(19,077)
Non-current liabilities	(150)	(17,474)	(9,421)	(27,045)
Other financial instruments, net	(2,600)	(19,565)	(16,064)	(38,229)

(i) On December 31, 2024, due to the current scenario of high energy supply in Brazil, the Company has a projected energy surplus on forward contracts with some suppliers. Consequently, the Company recognized the fair value arising from the mark-to-market of current purchase until 2026, which resulted in an income in the amount of USD 81. This amount was accounted for as an income within “Other income and expenses, net” (Note 9) and will vary according to the market’s energy prices.

(b)	Derivative financial instruments: Fair value by strategy

			2024		2023
Strategy	Per Unit	Notional	Fair value	Notional	Fair value
Mismatches of quotational periods
Zinc forward	ton	232,717	1,449	209,951	(3,175)
			1,449		(3,175)
Sales of zinc at a fixed price
Zinc forward	ton	2,584	203	7,233	1,026
			203		1,026
Interest rate risk
IPCA vs. CDI	BRL	100,000	(168)	100,000	(451)
			(168)		(451)

			1,484		(2,600)

(c)	Derivative financial instruments: Changes in fair value – At the end of each year

Strategy	Cost of sales	Net revenues	Other income and expenses, net – Note 9	Net financial results – Note 10	Other comprehensive income	Realized (loss) gain
Mismatches of quotational periods	(33,063)	27,514	746	-	(872)	10,299
Sales of zinc at a fixed price	-	3,626	-	-	-	(4,449)
Interest rate risk – IPCA vs. CDI	-	-	-	135	-	148
Interest rate risk – EUR vs. CDI	-	-	-	1,236	-	(1,236)
2024	(33,063)	31,140	746	1,371	(872)	4,762
2023	14,988	(483)	(1,385)	(606)	732	13,271

(d)	Energy forward contracts

			Notional	Notional
	2024	2023	2024	2023
Balance at the beginning of the year	(16,064)	-	-	-
Changes in fair value	81	(15,663)	-	-
Foreign exchanges effects	2,313	(401)	-	-
Energy forward contracts (Megawatts)	-	-	747,498	688,877
Balance at the end of the year	(13,670)	(16,064)	747,498	688,877

(e)	Offtake agreement measured at FVTPL: Changes in fair value

			Notional	Notional
	2024	2023	2024	2023
Balance at the beginning of the year	(19,565)	(21,833)	27,562	30,810
Changes in fair value – note 9	(3,347)	2,268	-	-
Deliveries of copper concentrates	-	-	(5,274)	(3,248)
Price cap realized (i)	3,246	-	-	-
Balance at the end of the year	(19,666)	(19,565)	22,288	27,562

(i) During 2024, there were sales with the copper price higher than the price cap, therefore resulting in the reduction of the financial instrument liability for these sales, and the recognition of revenue at fair values.